Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Estimate the Fair Value of Stock Options	Assumptions used to estimate the fair value of stock options on the grant dates are as follows:
	Options granted in May 2021	Options Amended in January, 2022	Options Amended in May, 2022	Options Amended in December, 2022
Risk-free interest rate	0.81%	1.66%	0.81%	4.44%
Expected life of the options	5 years	4.33 years	4.03 years	3.43 years
Expected volatility	96.0%	96.0%	96.0%	96.0%
Expected dividend yield	-%	-%	-%	-%
Fair value	$7,232,526	$2,106,163	$1,652,811	$689,971

Schedule of Activities of the Stock Options	A summary of activities of the stock options is presented as follows:
	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		$	Year	$

Outstanding as of December 31, 2022	1,634	960.00	3.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of December 31, 2023	1,634	941.66	2.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of June 30, 2024	1,634	941.66	1.99	-
Exercisable as of June 30, 2024	1,634	941.66	1.99	-